Redeemable Convertible Preferred Stock - Additional Information (Detail) (Redeemable Convertible Preferred Stock [Member], USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Redeemable Convertible Preferred Stock [Member]
Schedule Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, dividend rate, percentage	2.50%	2.50%	2.50%	2.50%
Redeemable convertible preferred stock, shares	0.7692
Preferred stock, conversion basis	One share for every 0.7692 share of common stock	One share for every 0.7692 share of common stock
Redeemable convertible preferred stock, per share	$ 0.78	$ 0.78